Fair Value Measurements - Schedule of fair value of assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Liabilities
Contingent consideration obligation	$ 636	$ 1,035
Total liabilities	636	1,035
Level I
Liabilities
Contingent consideration obligation	0	0
Total liabilities	0	0
Level II
Liabilities
Contingent consideration obligation	0	0
Total liabilities	0	0
Level III
Liabilities
Contingent consideration obligation	636	1,035
Total liabilities	$ 636	1,035
StepStone Group LP
Liabilities
Contingent consideration obligation		1,035	$ 2,485
Total liabilities		1,035	2,485
Assets
Total assets		43,388
StepStone Group LP | Level I
Liabilities
Contingent consideration obligation			0
Total liabilities			0
Assets
Total assets		11,495
StepStone Group LP | Level II
Liabilities
Contingent consideration obligation			0
Total liabilities			0
Assets
Total assets		31,893
StepStone Group LP | Level III
Liabilities
Contingent consideration obligation		1,035	2,485
Total liabilities		1,035	$ 2,485
StepStone Group LP | Certificates of Deposit [Member]
Assets
Total assets		3,561
StepStone Group LP | Certificates of Deposit [Member] | Level II
Assets
Total assets		3,561
StepStone Group LP | Commercial Paper [Member]
Assets
Total assets		15,648
StepStone Group LP | Commercial Paper [Member] | Level II
Assets
Total assets		15,648
StepStone Group LP | US Treasury Securities [Member]
Assets
Total assets		11,495
StepStone Group LP | US Treasury Securities [Member] | Level I
Assets
Total assets		11,495
StepStone Group LP | Corporate Debt Securities [Member]
Assets
Total assets		11,601
StepStone Group LP | Corporate Debt Securities [Member] | Level II
Assets
Total assets		11,601
StepStone Group LP | Asset-backed Securities [Member]
Assets
Total assets		1,083
StepStone Group LP | Asset-backed Securities [Member] | Level II
Assets
Total assets		$ 1,083